Note 3 - Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 3 - Earnings Per Share

NOTE 3 - EARNINGS PER SHARE

The Company reports basic and diluted earnings per share (EPS) according to the provisions of ASC Topic 260, which requires the presentation of basic EPS and, for companies with complex capital structures, diluted EPS. Basic EPS excludes dilution and is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income (loss) available to common stockholders, adjusted by other changes in income or loss that would result from the assumed conversion of those potential common shares, by the weighted number of common shares and common share equivalents (unless their effect is antidilutive) outstanding. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be antidilutive. Thus, these equivalents are not included in the calculation of diluted loss per share, resulting in basic and diluted loss per share being equal.

The following is a reconciliation of the computation for basic and diluted EPS for the three months ended March 31, 2016 and 2015:

	For the periods ended
	3/31/2016	3/31/2015

Net Income (Loss)	$(458,166)	$(595,418)

Weighted-average common stock Outstanding - basic	161,878,686	149,069,490
Equivalents
Stock options	-	0
Warrants	-	0
Convertible Notes	0	902,520

Weighted-average common shares outstanding- Diluted	161,878,686	149,972,010

NOTE 3 - EARNINGS PER SHARE

The Company reports basic and diluted earnings per share (EPS) according to the provisions of ASC Topic 260, which requires the presentation of basic EPS and, for companies with complex capital structures, diluted EPS. Basic EPS excludes dilution and is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income (loss) available to common stockholders, adjusted by other changes in income or loss that would result from the assumed conversion of those potential common shares, by the weighted number of common shares and common share equivalents (unless their effect is antidilutive) outstanding. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be antidilutive. Thus, these equivalents are not included in the calculation of diluted loss per share, resulting in basic and diluted loss per share being equal.

The following is a reconciliation of the computation for basic and diluted EPS for the years ended December 31, 2015 and 2014:

	For the periods ended
	12/31/2015	12/31/2014

Net Income (Loss)	$(4,490,972)	$(4,480,544)

Weighted-average common stock Outstanding - basic	155,866,313	97,393,209
Equivalents
Stock options	-	0
Warrants	-	0
Convertible Notes	0	662,889
Weighted-average common shares
outstanding- Diluted	155,866,313	98,056,098